DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule Of Time Deposit

Deposits at December 31 are summarized as follows (in thousands):

	2012	2011

Demand - noninterest-bearing	$51,503	$52,217
Demand - interest-bearing	55,994	54,367
Money market	68,103	66,010
Savings	48,423	43,439
Time deposits of $100,000 or more	169,487	156,522
Other time deposits	107,075	111,729

Total	$500,585	$484,284

Schedule Of Time Deposits By Maturity	The following table summarizes the maturity distribution of time deposits at December 31, 2012 (in thousands):
2013	$194,655
2014	30,421
2015	29,703
2016	11,290
2017	10,493

Total	$276,562

Schedule Of Maturity Distribution Of Certificates Of Deposit Of 100,000 Or More

The following table summarizes the maturity distribution of certificates of deposit of $100,000 or more at December 31, 2012 (in thousands):

Three months or less	$36,661
Four through six months	44,118
Seven through twelve months	52,634
Over twelve months	36,074

Total	$169,487